                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V

                         SUPPLEMENT DATED APRIL 2, 1999
                                     TO THE
                          PROSPECTUS DATED MAY 1, 1998
                        AS SUPPLEMENTED OCTOBER 1, 1998
                                    FOR THE
                        ADVISOR'S EDGE VARIABLE ANNUITY

                                   OFFERED BY
                     PEOPLES BENEFIT LIFE INSURANCE COMPANY
                           (A MISSOURI STOCK COMPANY)


Advisor's Edge Variable Annuity Contract Owners may invest in the following Portfolios, which are in addition to the seventeen Portfolios previously available for investment (which appear on page one of the Prospectus, as supplemented): the VA Small Value Portfolio ("DFA Small Value Portfolio"), the VA Large Value Portfolio ("DFA Large Value Portfolio"), the VA International Value Portfolio ("DFA International Value Portfolio"), the VA International Small Portfolio ("DFA International Small Portfolio"), the VA Short-Term Fixed Portfolio ("DFA Short-Term Fixed Portfolio") and the VA Global Bond Portfolio ("DFA Global Bond Portfolio") of DFA Investment Dimensions Group Inc.; and the WRL Aggressive Growth Portfolio ("WRL Alger Aggressive Growth Portfolio"), the WRL Global Portfolio ("WRL Janus Global Portfolio"), the WRL Growth Portfolio ("WRL Janus Growth Portfolio"), the WRL Strategic Total Return Portfolio ("WRL LKCM Strategic Total Return Portfolio") and the WRL Real Estate Securities Portfolio ("WRL J.P. Morgan Real Estate Securities Portfolio"), of the WRL Series Fund, Inc. The definition of "Portfolio" appearing on Prospectus pages four and five is hereby amended accordingly.

                                   * * * * *

The definition of "Funds" on Prospectus page four is hereby amended to include DFA Investment Dimensions Group Inc. and the WRL Series Fund, Inc. (advised by WRL Investment Management, Inc.).
                                   * * * * *

The addition of these Portfolios brings to twenty-eight the number of Subaccounts of Peoples Benefit Insurance Company Separate Account V among which Advisor's Edge Variable Annuity Contract Owners may allocate Net Purchase Payments. The number of open-end, diversified investment companies offering Portfolios to Advisor's Edge Variable Annuity Contract Owners is likewise hereby increased from seven to nine.

                                   * * * * *

The table on Prospectus page nine showing actual expenses for fiscal year 1997 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement, if applicable) is hereby supplemented as follows:

                                            Total
                                         Management    Portfolio
                                        and Advisory     Other      Annual
                                          Expenses      Expenses   Expenses
                                        -------------  ----------  ---------

WRL Alger Aggressive
     Growth Portfolio*                          0.80%       0.16%      0.96%
WRL Janus Global Portfolio*                     0.80%       0.20%      1.00%
WRL Janus Growth Portfolio*                     0.80%       0.07%      0.87%
WRL LKCM Strategic Total
     Return Portfolio*                          0.80%       0.08%      0.88%
WRL J.P. Morgan Real Estate
     Securities Portfolio**                     0.80%       0.20%      1.00%
DFA Small Value Portfolio***                    0.50%       0.21%      0.71%
DFA Large Value Portfolio***                    0.25%       0.23%      0.48%
DFA International Value Portfolio***            0.40%       0.36%      0.76%
DFA International Small Portfolio***            0.50%       0.49%      0.99%
DFA Short-Term Fixed Portfolio***               0.25%       0.18%      0.43%
DFA Global Bond Portfolio***                    0.25%       0.40%      0.65%


* WRL Investment Management, Inc. has agreed, until at least April 30, 1999, to pay Fund expenses of the WRL Alger Aggressive Growth, WRL Janus Global, WRL Janus Growth and WRL LKCM Strategic Total Return Portfolios that exceed 1.00%.

** Expense figures represent an estimate for fiscal year 1997. WRL Investment Management, Inc. has agreed, until at least April 30, 1999, to pay Fund expenses of the WRL J.P. Morgan Real Estate Securities Portfolio that exceed 1.00%.

*** The fee for Management and Advisory Expenses has been reduced to reflect the adviser's voluntary waiver of a portion of the management fee. The adviser can terminate this waiver at any time in its sole discretion. The maximum fee for Management and Advisory Expenses is 0.50%. Without this voluntary waiver, Total Portfolio Annual Expenses would have been 1.00%.

                                   * * * * *

The example on Prospectus page ten illustrating expenses a Contract Owner would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each period, is hereby supplemented as follows:

                                        1 Yr.             3Yr.             5 Yr.          10 Yr.
                                   ---------------  ----------------  ---------------  -------------

WRL Alger Aggressive Growth                 $16.66            $51.66           $89.01        $193.77
 Portfolio
WRL Janus Global Portfolio                  $17.07            $52.89           $91.09        $198.11
WRL Janus Growth Portfolio                  $15.75            $48.88           $84.30        $183.93
WRL LKCM Strategic Total Return             $15.86            $49.19           $84.82        $185.03
 Portfolio
WRL J.P. Morgan Real Estate                 $17.07            $52.89           $91.09        $198.11
 Securities Portfolio
DFA Small Value Portfolio                   $14.14            $43.93           $75.87        $166.21
DFA Large Value Portfolio                   $11.81            $36.77           $63.65        $140.20
DFA International Value Portfolio           $14.64            $45.48           $78.51        $171.78
DFA International Small Portfolio           $16.97            $52.58           $90.57        $197.03
DFA Short-Term Fixed Portfolio              $11.30            $35.21           $60.97        $134.46
DFA Global Bond Portfolio                   $13.53            $42.07           $72.70        $159.48

                                   * * * * *

The table on Prospectus page eleven showing Condensed Financial Information for the period January 1, 1994 through December 31, 1997 is hereby supplemented as follows:

                                                                                        DFA
                                   DFA          DFA                                    Short         DFA
                                  Small        Large      DFA Int'l     DFA Int'l      Term        Global
                                  Value        Value        Value         Small        Fixed        Bond
                                ----------  -----------  ------------  -----------  -----------  -----------
Accumulation unit value as of:
   Start Date*                      10.000       10.000        10.000       10.000       10.000       10.000
   12/31/95                          9.948       12.034        10.524       10.145       10.104       11.300
   12/31/96                         12.063       14.165        11.214       10.106       10.560       12.235
   12/31/97                         15.633       18.187        10.893        7.708       11.089       13.103
Number of units Outstanding
as of
   12/31/95                        163,078      358,553       271,242      188,597      101,709      152,950
   12/31/96                        711.634      983,458       983,425      617,388      821,351      317,470
   12/31/97                        244,509      375,643       429,213      382,800      555,832      200,101

                                     WRL           WRL           WRL          WRL LKCM
                                    Alger         Janus         Janus         Strategic
                                 Aggressive       Global        Growth      Total Return
                                -------------  ------------  ------------  ---------------
Accumulation unit value as of:
Start Date**                    N/A                     N/A           N/A              N/A
12/31/97                        N/A                     N/A           N/A              N/A
Number of units Outstanding
as of
12/31/97                        N/A                     N/A           N/A              N/A

*Date of commencement of operations for DFA Small Value was 10/6/95; for DFA Large Value was 1/18/95; for DFA International Value was 10/3/95; for DFA International Small was 10/6/95; for DFA Short-Term Fixed was 10/9/95; and for DFA Global Bond was 1/18/95.

**Portfolios had not commenced operations as of the date of this supplement.

                                   * * * * *

The following supplements the descriptions of the Funds beginning on Prospectus page thirteen.

DFA INVESTMENT DIMENSIONS GROUP INC. (advised by Dimensional Fund Advisors Inc.)

DFA Investment Dimensions Group Inc. is an open-end management investment company organized under Maryland law in 1981, and is registered under the 1940 Act. The Fund issues 28 series of shares, including the DFA Small Value Portfolio, the DFA Large Value Portfolio, the DFA International Value Portfolio, the DFA International Small Portfolio, the DFA Short-Term Fixed Portfolio, and the DFA Global Bond Portfolio, which are the only portfolios available as part of the Advisor's Edge. Dimensional Fund Advisors Inc. serves as this Fund's investment adviser.

                                   * * * * *

WRL SERIES FUND, INC. (advised by WRL Investment Management, Inc.)

WRL Series Fund, Inc. is a diversified, open-end management investment company that offers a selection of managed investment portfolios. Each portfolio constitutes a separate mutual fund with its own investment objectives and policies. The Fund is registered under the 1940 Act. The Fund currently issues shares of eighteen portfolios, of which the WRL Alger Aggressive Growth Portfolio, WRL Janus Global Portfolio, WRL Janus Growth, WRL LKCM Strategic Total Return Portfolio, and WRL J.P. Morgan Real Estate Securities Portfolio are available as part of the Advisor's Edge. WRL Investment Management, Inc. serves as the Fund's investment adviser. Fred Alger Management, Inc. serves as the subadviser to WRL Alger Aggressive Growth Portfolio. Janus Capital Corporation serves as the subadviser to the WRL Janus Global Portfolio and the WRL Janus Growth Portfolio. Luther King Capital Management Corporation serves as the subadviser to the WRL LKCM Strategic Total Return Portfolio. J.P. Morgan

Investment Management Inc. serves as the subadviser to the WRL J.P. Morgan Real Estate Securities Portfolio.

                                   * * * * *

The following supplements the descriptions of the Portfolios beginning on Prospectus page fourteen. For more information concerning the risks associated with each Portfolio's investments, please refer to the applicable underlying Fund prospectus.

VA Small Value Portfolio ("DFA Small Value Portfolio")

The investment objective of the DFA Small Value Portfolio is to achieve long-term capital appreciation. This Portfolio seeks to achieve its investment objective by investing in common stocks of U.S. companies that are value stocks, primarily because they have a high book value in relation to their market value (a "book to market ratio"), and whose market capitalizations are smaller than that of the company having the median market capitalization of companies whose shares are listed on the New York Stock Exchange. A company's shares will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies with the highest positive book to market ratios whose shares are listed on the New York Stock Exchange.


VA Large Value Portfolio ("DFA Large Value Portfolio")

The investment objective of the DFA Large Value Portfolio is to achieve long-term capital appreciation. This Portfolio seeks to achieve its investment objective by investing in common stocks of U.S. companies that are value stocks, primarily because they have a high book to market ratio, and whose market capitalizations equal or exceed that of the company having the median market capitalization of companies whose shares are listed on the New York Stock Exchange. Pursuant to a special meeting of this Portfolio's shareholders held on September 15, 1995, the DFA Large Value Portfolio's investment policy was changed to permit the Portfolio to achieve its investment objective by investing substantially all of its asset in the stock of U.S. companies and the sale of the Portfolio's non-U.S. securities to another series of shares of DFA Investment Dimensions Group Inc.


VA International Value Portfolio ("DFA International Value Portfolio")

The investment objective of the DFA International Value Portfolio is to achieve long-term capital appreciation. This Portfolio seeks to achieve its investment objective by investing in value stocks of large non-U.S. companies. Securities are considered value stocks primarily because a company's shares at the time of purchase have a book to market ratio that equals or exceeds the ratios of any of the 30% of companies in that country with the highest positive book to market ratios.

VA International Small Portfolio ("DFA International Small Portfolio")

The investment objective of the DFA International Small Portfolio is to achieve long-term capital appreciation. This Portfolio provided investors with access to securities portfolios consisting of small Japanese, United Kingdom, Continental and Pacific Rim companies. The Portfolio seeks to achieve its investment objective by investing its assets in a broad and diverse group of marketable stocks of (1) Japanese small companies which are traded in the Japanese securities markets; (2) United Kingdom small companies which are traded principally on the International Stock Exchange of the United Kingdom and the Republic of Ireland; (3) small companies organized under the laws of certain European countries; and (4) small companies located in Australia, New Zealand and Asian countries whose shares are traded primarily on the securities markets located in those countries.


VA Short-Term Fixed Portfolio ("DFA Short-Term Fixed Portfolio")

The investment objective of the DFA Short-Term Fixed Portfolio is to achieve a stable real value (i.e., a return in excess of the rate of inflation) of invested capital with a minimum of risk. This Portfolio seeks to achieve its investment objective by investing in U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, this Portfolio will acquire obligations which mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available.


VA Global Bond Portfolio ("DFA Global Bond Portfolio")

The DFA Global Bond Portfolio seeks to provide a market rate of return for a global fixed income portfolio with low relative volatility of returns. This Portfolio will invest primarily in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers rated AA or better and supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community, and European Coal and Steel Community and corporate debt obligations.


WRL Aggressive Growth Portfolio ("WRL Alger Aggressive Growth Portfolio")

The investment objective of the WRL Alger Aggressive Growth Portfolio is long-term capital appreciation. The portfolio invests primarily in a diversified, actively managed portfolio of equity securities, such as common stock or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolio may engage in leveraging and options and futures transactions, which are deemed to be speculative and which may increase fluctuations in the Portfolio's net asset value.

WRL Global Portfolio ("WRL Janus Global Portfolio")

The investment objective of the WRL Janus Global Portfolio is to achieve long-term growth of capital in a manner consistent with preservation of capital. The Portfolio invests primarily in common stocks of foreign and domestic issuers. The assets of the Portfolio will normally be invested in securities of issuers from at least five different countries, including the United States.

WRL Growth Portfolio ("WRL Janus Growth Portfolio")

The investment objective of the WRL Janus Growth Portfolio is to seek growth of capital by investing primarily in common stocks listed on a national securities exchange or traded on NASDAQ. The portfolio intends to buy stocks with earnings growth potential that may not be recognized by the market.


WRL Strategic Total Return Portfolio ("WRL LKCM Strategic Total Return
Portfolio")

The investment objective of the WRL LKCM Strategic Total Return Portfolio is to provide current income, long-term growth of income and capital appreciation.
The Portfolio seeks to achieve its investment objective by investing primarily in a blend of equity and fixed-income securities, including common stocks, income producing securities convertible into common stocks, and fixed-income securities. It is anticipated that approximately 25% of the portfolio's assets will be invested in fixed-income securities. The Portfolio may invest up to 10% of its total assets in foreign securities not publicly traded in the United States.


WRL Real Estate Securities Portfolio ("WRL J.P. Morgan Real Estate Securities Portfolio")

The investment objective of the WRL J.P. Morgan Real Estate Securities Portfolio is long-term total return from investments primarily in equity securities of real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock. The Portfolio, under normal conditions, will invest at least 65% of its total assets in equity securities of real estate companies and may invest the balance of its total assets in other securities

                                   * * * * *

There is no assurance that a Portfolio will achieve its stated investment objective.

Additional information concerning the investment objectives and policies of the Portfolios and the investment advisory services and charges can be found in the current prospectuses for the corresponding Funds. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Net Purchase Payments to a Portfolio or concerning an Exchange to or from a Portfolio.

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V

                         SUPPLEMENT DATED APRIL 2, 1999
                                     TO THE
                        PROSPECTUS DATED AUGUST 3, 1998
                        AS SUPPLEMENTED OCTOBER 1, 1998
                                    FOR THE
                     ADVISOR'S EDGE SELECT VARIABLE ANNUITY

                                   OFFERED BY
                     PEOPLES BENEFIT LIFE INSURANCE COMPANY
                           (A MISSOURI STOCK COMPANY)


Advisor's Edge Select Variable Annuity Contract Owners may invest in the following Portfolios, which are in addition to the seventeen Portfolios previously available for investment (which appear on page one of the Prospectus, as supplemented): WRL Aggressive Growth Portfolio ("WRL Alger Aggressive Growth Portfolio"), the WRL Global Portfolio ("WRL Janus Global Portfolio"), the WRL Growth Portfolio ("WRL Janus Growth Portfolio"), the WRL Strategic Total Return Portfolio ("WRL LKCM Strategic Total Return Portfolio") and the WRL Real Estate Securities Portfolio ("WRL J.P. Morgan Real Estate Securities Portfolio"), of the WRL Series Fund, Inc. The definition of "Portfolio" appearing on Prospectus pages four and five is hereby amended accordingly.

                                   * * * * *

The definition of "Funds" on Prospectus page four is hereby amended to include the WRL Series Fund, Inc. (advised by WRL Investment Management, Inc.).

                                   * * * * *

The addition of these Portfolios brings to twenty-two the number of Subaccounts of Peoples Benefit Insurance Company's Separate Account V among which Advisor's Edge Select Variable Annuity Contract Owners may allocate Net Purchase Payments. The number of open-end, diversified investment companies offering Portfolios to Advisor's Edge Select Variable Annuity Contract Owners is likewise hereby increased from seven to eight.

                                   * * * * *

The table on Prospectus page nine showing actual expenses for fiscal year 1997 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement, if applicable) is hereby supplemented as follows:

                                   Total
                                Management    Portfolio
                               and Advisory     Other      Annual
                                 Expenses      Expenses   Expenses
                               -------------  ----------  ---------

WRL Alger Aggressive
     Growth Portfolio*                 0.80%       0.16%      0.96%
WRL Janus Global Portfolio*            0.80%       0.20%      1.00%
WRL Janus Growth Portfolio*            0.80%       0.07%      0.87%
WRL LKCM Strategic Total
     Return Portfolio*                 0.80%       0.08%      0.88%
WRL J.P. Morgan Real Estate
     Securities Portfolio**            0.80%       0.20%      1.00%


* WRL Investment Management, Inc. has agreed, until at least April 30, 1999, to pay Fund expenses of the WRL Alger Aggressive Growth, WRL Janus Global, WRL Janus Growth and WRL LKCM Strategic Total Return Portfolios that exceed 1.00%.

** Expense figures represent an estimate for fiscal year 1997. WRL Investment Management, Inc. has agreed, until at least April 30, 1999, to pay Fund expenses of the WRL J.P. Morgan Real Estate Securities Portfolio that exceed 1.00%.

                                   * * * * *

The example on Prospectus page ten illustrating expenses a Contract Owner would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each period, is hereby supplemented as follows:

                                        1 Yr.             3Yr.             5 Yr.          10 Yr.
                                   ---------------  ----------------  ---------------  -------------

WRL Alger Aggressive Growth                 $25.20            $77.50          $132.42        $282.15
 Portfolio
WRL Janus Global Portfolio                  $25.60            $78.70          $134.42        $286.12
WRL Janus Growth Portfolio                  $24.30            $74.79          $127.91        $273.17
WRL LKCM Strategic Total Return             $24.40            $75.09          $128.42        $274.17
 Portfolio
WRL J.P. Morgan Real Estate                 $25.60            $78.70          $134.42        $286.12
 Securities Portfolio

                                   * * * * *

The following supplements the descriptions of the Funds beginning on Prospectus page twelve.

WRL SERIES FUND, INC. (advised by WRL Investment Management, Inc.)

WRL Series Fund, Inc. is a diversified, open-end management investment company that offers a selection of managed investment portfolios. Each portfolio constitutes a separate mutual fund with its own investment objectives and policies. The Fund is registered under the 1940 Act. The Fund currently issues shares of eighteen portfolios, of which the WRL Alger Aggressive Growth Portfolio, WRL Janus Global Portfolio, WRL Janus Growth, WRL LKCM Strategic Total Return Portfolio, and WRL J.P. Morgan Real Estate Securities Portfolio are available as part of the Advisor's Edge Select. WRL Investment Management, Inc. serves as the Fund's investment adviser. Fred Alger Management, Inc. serves as the subadviser to WRL Alger Aggressive Growth Portfolio. Janus Capital Corporation serves as the subadviser to the WRL Janus Global Portfolio and the WRL Janus Growth Portfolio. Luther King Capital Management Corporation serves as the subadviser to the WRL LKCM Strategic Total Return Portfolio. J.P. Morgan Investment Management Inc. serves as the subadviser to the WRL J.P. Morgan Real Estate Securities Portfolio.

                                   * * * * *

The following supplements the descriptions of the Portfolios beginning on Prospectus page thirteen. For more information concerning the risks associated with each Portfolio's investments, please refer to the applicable underlying Fund prospectus.

WRL Aggressive Growth Portfolio ("WRL Alger Aggressive Growth Portfolio")

The investment objective of the WRL Alger Aggressive Growth Portfolio is long-term capital appreciation. The portfolio invests primarily in a diversified, actively managed portfolio of equity securities, such as common stock or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolio may engage in leveraging and options and futures transactions, which are deemed to be speculative and which may increase fluctuations in the Portfolio's net asset value.

WRL Global Portfolio ("WRL Janus Global Portfolio")

The investment objective of the WRL Janus Global Portfolio is to achieve long-term growth of capital in a manner consistent with preservation of capital. The Portfolio invests primarily in common stocks of foreign and domestic issuers. The assets of the Portfolio will normally be invested in securities of issuers from at least five different countries, including the United States.

WRL Growth Portfolio ("WRL Janus Growth Portfolio")

The investment objective of the WRL Janus Growth Portfolio is to seek growth of capital by investing primarily in common stocks listed on a national securities exchange or traded on NASDAQ. The portfolio intends to buy stocks with earnings growth potential that may not be recognized by the market.

WRL Strategic Total Return Portfolio ("WRL LKCM Strategic Total Return
Portfolio")

The investment objective of the WRL LKCM Strategic Total Return Portfolio is to provide current income, long-term growth of income and capital appreciation.
The Portfolio seeks to achieve its investment objective by investing primarily in a blend of equity and fixed-income securities, including common stocks, income producing securities convertible into common stocks, and fixed-income securities. It is anticipated that approximately 25% of the portfolio's assets will be invested in fixed-income securities. The Portfolio may invest up to 10% of its total assets in foreign securities not publicly traded in the United States.


WRL Real Estate Securities Portfolio ("WRL J.P. Morgan Real Estate Securities Portfolio")

The investment objective of the WRL J.P. Morgan Real Estate Securities Portfolio is long-term total return from investments primarily in equity securities of real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock. The Portfolio, under normal conditions, will invest at least 65% of its total assets in equity securities of real estate companies and may invest the balance of its total assets in other securities

                                   * * * * *

There is no assurance that a Portfolio will achieve its stated investment objective.

Additional information concerning the investment objectives and policies of the Portfolios and the investment advisory services and charges can be found in the current prospectuses for the corresponding Funds. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Net Purchase Payments to a Portfolio or concerning an Exchange to or from a Portfolio.